Related Parties - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions [Abstract]
Royalty Expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0